Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Obligation To Issue Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 868		$ 1,190,522	$ (951,446)	$ 239,944
Balance, shares at Dec. 31, 2021	8,685,093
Shares issued on conversion of convertible notes	$ 239		894,454		894,693
Shares issued on conversion of convertible notes, shares	2,392,301
Stock-based compensation - directors and CEO			988,471		988,471
Net loss				(1,556,055)	(1,556,055)
Balance at Dec. 31, 2022	$ 1,107		3,073,447	(2,507,501)	567,053
Balance, shares at Dec. 31, 2022	11,077,394
Stock-based compensation - directors and CEO			243,733		243,733
Net loss				(475,074)	(475,074)
Stock-based compensation - consultants		38,889			38,889
Stock-based compensation - consultants, shares
Stock-based compensation - officer		58,333			58,333
Stock-based compensation - officer, shares
Balance at Mar. 31, 2023	$ 1,107	97,222	3,317,180	(2,982,575)	432,934
Balance, shares at Mar. 31, 2023	11,077,394
Balance at Dec. 31, 2022	$ 1,107		3,073,447	(2,507,501)	567,053
Balance, shares at Dec. 31, 2022	11,077,394
Net loss					(1,144,619)
Balance at Jun. 30, 2023	$ 1,107	388,889	3,563,620	(3,652,120)	301,496
Balance, shares at Jun. 30, 2023	11,077,394
Balance at Dec. 31, 2022	$ 1,107		3,073,447	(2,507,501)	567,053
Balance, shares at Dec. 31, 2022	11,077,394
Stock-based compensation - directors and CEO			988,471		988,471
Net loss				(2,654,950)	(2,654,950)
Shares and warrants issued for cash	$ 1,250		9,998,225		9,999,475
Shares and warrants issued for cash, shares	12,499,343
Shares issued on exercise of warrants	$ 27		329,283		329,310
Shares issued on exercise of warrants, shares	274,425
Shares to be issued on exercise of warrants		18,000			18,000
Share issuance costs			(403,963)		(403,963)
Stock-based compensation - consultants	$ 56		388,834		388,890
Stock-based compensation - consultants, shares	555,556
Stock-based compensation - officer	$ 83		583,250		583,333
Stock-based compensation - officer, shares	833,333
Balance at Dec. 31, 2023	$ 2,523	18,000	14,957,547	(5,162,451)	9,815,619
Balance, shares at Dec. 31, 2023	25,240,051
Balance at Mar. 31, 2023	$ 1,107	97,222	3,317,180	(2,982,575)	432,934
Balance, shares at Mar. 31, 2023	11,077,394
Stock-based compensation - directors and CEO			246,440		246,440
Net loss				(669,545)	(669,545)
Stock-based compensation - consultants		116,667			116,667
Stock-based compensation - consultants, shares
Stock-based compensation - officer		175,000			175,000
Stock-based compensation - officer, shares
Balance at Jun. 30, 2023	$ 1,107	388,889	3,563,620	(3,652,120)	301,496
Balance, shares at Jun. 30, 2023	11,077,394
Balance at Dec. 31, 2023	$ 2,523	18,000	14,957,547	(5,162,451)	9,815,619
Balance, shares at Dec. 31, 2023	25,240,051
Stock-based compensation - directors and CEO			245,767		245,767
Net loss				(839,445)	(839,445)
Shares to be issued on exercise of warrants		38,850			38,850
Share issuance costs			(1,624)		(1,624)
Stock-based compensation - consultants	$ 17		116,650		116,667
Stock-based compensation - consultants, shares	166,667
Stock-based compensation - officer	$ 25		174,975		175,000
Stock-based compensation - officer, shares	250,000
Shares issued on exercise of warrants	$ 11	(6,000)	126,829		120,840
Shares issued on exercise of warrants, shares	105,700
Balance at Mar. 31, 2024	$ 2,576	50,850	15,620,144	(6,001,896)	9,671,674
Balance, shares at Mar. 31, 2024	25,762,418
Balance at Dec. 31, 2023	$ 2,523	18,000	14,957,547	(5,162,451)	9,815,619
Balance, shares at Dec. 31, 2023	25,240,051
Net loss					(1,704,774)
Shares and warrants issued for cash, shares	363,625
Balance at Jun. 30, 2024	$ 2,605	302,167	16,274,605	(6,867,225)	9,712,152
Balance, shares at Jun. 30, 2024	26,055,343
Balance at Mar. 31, 2024	$ 2,576	50,850	15,620,144	(6,001,896)	9,671,674
Balance, shares at Mar. 31, 2024	25,762,418
Stock-based compensation - directors and CEO			245,767		245,767
Net loss				(865,329)	(865,329)
Shares to be issued on exercise of warrants		10,500			10,500
Share issuance costs			(1,062)		(1,062)
Stock-based compensation - consultants		116,667			116,667
Stock-based compensation - officer		175,000			175,000
Shares issued on exercise of warrants	$ 26	(50,850)	309,484		258,660
Shares issued on exercise of warrants, shares	257,925
Stock-based compensation - investor awareness and marketing	$ 3		100,272		100,275
Stock-based compensation - investor awareness and marketing, shares	35,000
Balance at Jun. 30, 2024	$ 2,605	$ 302,167	$ 16,274,605	$ (6,867,225)	$ 9,712,152
Balance, shares at Jun. 30, 2024	26,055,343